LVIP American Century Balanced Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.14%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA2 M1A 6.34% (SOFR30A + 2.00%) 6/25/43	74,181	$74,704
•Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2017-C03 1M2C 7.45% (SOFR30A + 3.11%) 10/25/29	40,000	40,785
*Federal National Mortgage Association REMICS Series 2023-39 AI 2.00% 7/25/52	3,136,511	400,965
Total Agency Collateralized Mortgage Obligations (Cost $506,767)		516,454
AGENCY MORTGAGE-BACKED SECURITIES–13.76%
Federal Home Loan Mortgage Corp.
2.00% 6/1/36	603,792	549,848
2.00% 8/1/51	555,982	445,850
2.50% 5/1/51	642,834	540,722
2.50% 8/1/51	842,049	705,707
2.50% 10/1/51	268,003	225,651
3.00% 1/1/50	545,891	473,425
3.00% 7/1/51	308,435	269,004
3.00% 12/1/51	457,731	398,569
3.00% 2/1/52	292,497	256,318
3.00% 6/1/52	221,232	193,497
3.50% 2/1/49	811,825	741,608
3.50% 5/1/50	102,299	93,111
3.50% 5/1/51	437,647	396,882
3.50% 5/1/52	373,518	339,828
4.00% 5/1/52	901,098	844,164
4.00% 6/1/52	1,149,049	1,081,080
4.50% 8/1/52	130,413	125,945
4.50% 10/1/52	1,746,806	1,674,494
5.00% 7/1/52	211,232	209,641
5.50% 11/1/52	140,828	141,157
5.50% 12/1/52	163,578	164,466
6.00% 11/1/52	1,012,391	1,031,797
6.00% 1/1/53	575,108	587,554
6.00% 3/1/53	1,735,731	1,765,292
6.50% 11/1/53	582,663	603,115
Federal National Mortgage Association
2.00% 5/1/36	251,738	230,390
2.00% 3/1/51	127,885	101,700
2.00% 3/1/52	972,372	782,522
2.50% 6/1/50	546,388	460,152
2.50% 10/1/50	741,055	620,156
2.50% 12/1/50	197,538	164,591
2.50% 2/1/51	870,080	732,720
2.50% 12/1/51	607,700	512,856
2.50% 2/1/52	205,857	172,722
2.50% 3/1/52	433,403	364,627
3.00% 2/1/50	100,040	87,904
3.00% 6/1/51	44,472	39,114
3.00% 2/1/52	1,266,750	1,107,859
3.00% 3/1/52	499,580	438,068
3.00% 4/1/52	184,136	161,041
3.00% 5/1/52	362,028	319,407
3.00% 6/1/52	158,224	139,596
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
•3.17% (RFUCCT1Y + 1.61%) 3/1/47	15,938	$15,586
3.50% 5/1/42	110,423	102,928
3.50% 4/1/52	238,405	215,192
3.50% 5/1/52	2,139,270	1,942,668
3.50% 6/1/52	553,071	507,326
4.00% 4/1/52	853,935	799,831
4.00% 5/1/52	1,062,334	991,707
4.50% 9/1/41	9,949	9,787
4.50% 7/1/52	475,315	455,465
4.50% 9/1/52	277,955	268,788
5.00% 8/1/52	1,150,852	1,131,847
5.00% 9/1/52	322,171	319,133
5.00% 10/1/52	1,064,343	1,046,492
5.00% 1/1/53	886,792	871,870
5.50% 10/1/52	528,243	528,870
5.50% 1/1/53	2,887,988	2,891,214
5.50% 3/1/54	1,260,381	1,261,390
6.00% 9/1/53	1,426,902	1,457,864
6.00% 5/1/54	694,646	707,693
6.50% 1/1/53	814,855	844,517
Government National Mortgage Association
2.00% 10/20/50	1,495,311	1,223,527
2.50% 11/20/50	610,523	511,718
2.50% 2/20/51	571,542	487,729
3.00% 5/20/50	181,833	161,646
3.00% 7/20/50	481,800	427,969
3.00% 7/20/51	454,300	402,603
3.50% 6/20/51	448,234	412,390
4.00% 9/20/52	1,299,571	1,218,398
4.50% 1/15/40	9,180	9,025
4.50% 6/15/41	15,377	15,074
4.50% 9/20/52	1,227,131	1,178,657
4.50% 10/20/52	1,008,253	968,216
6.50% 5/15/28	420	426
7.00% 4/20/26	348	360
7.00% 5/15/31	4,227	4,383
7.50% 8/15/26	395	396
Government National Mortgage Association, TBA
2.50% 5/20/55	1,032,000	879,972
5.00% 4/20/55	584,000	574,388
5.50% 5/20/54	668,000	668,616
Uniform Mortgage-Backed Security, TBA
4.00% 6/1/52	1,488,000	1,384,237
4.50% 4/1/55	3,051,000	2,918,182
Total Agency Mortgage-Backed Securities (Cost $51,177,392)		50,112,230
AGENCY OBLIGATIONS–0.55%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	790,272
Federal National Mortgage Association
0.75% 10/8/27	600,000	554,968
0.88% 8/5/30	800,000	678,746
Total Agency Obligations (Cost $2,074,964)		2,023,986
LVIP American Century Balanced Fund–1

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–11.09%
Australia–0.06%
μWestpac Banking Corp. 5.62% 11/20/35	235,000	$233,427
		233,427
Canada–0.49%
Antares Holdings LP 6.35% 10/23/29	250,000	250,194
μBank of Nova Scotia
3.63% 10/27/81	225,000	206,138
4.90% 6/4/25	225,000	223,462
μEnbridge, Inc. 6.00% 1/15/77	210,000	207,178
μRoyal Bank of Canada
4.72% 3/27/28	250,000	250,673
5.15% 2/4/31	243,000	245,943
μToronto-Dominion Bank 8.13% 10/31/82	401,000	414,796
		1,798,384
Denmark–0.16%
μDanske Bank AS
4.38% 5/18/26	400,000	390,434
5.71% 3/1/30	200,000	205,772
		596,206
Finland–0.06%
μNordea Bank Abp 6.63% 3/26/26	220,000	220,670
		220,670
France–0.58%
Banque Federative du Credit Mutuel SA 5.54% 1/22/30	300,000	309,024
μBNP Paribas SA
5.34% 6/12/29	50,000	50,884
5.79% 1/13/33	229,000	234,143
μBPCE SA 7.00% 10/19/34	250,000	272,232
μCredit Agricole SA 8.13% 12/23/25	500,000	508,500
Electricite de France SA 6.38% 1/13/55	150,000	150,680
Engie SA 5.88% 4/10/54	205,000	203,373
μSociete Generale SA 4.75% 5/26/26	400,000	387,085
		2,115,921
Germany–0.06%
μDeutsche Bank AG 6.00% 10/30/25	200,000	197,757
		197,757
Ireland–0.09%
Avolon Holdings Funding Ltd.
5.15% 1/15/30	53,000	52,548
6.38% 5/4/28	58,000	60,021
Icon Investments Six DAC 6.00% 5/8/34	200,000	204,175
		316,744
Italy–0.16%
Eni SpA 5.95% 5/15/54	200,000	195,604
Intesa Sanpaolo SpA
3.88% 7/14/27	200,000	195,701
μ7.70% 9/17/25	200,000	199,761
		591,066
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg–0.06%
Greensaif Pipelines Bidco SARL 5.85% 2/23/36	204,000	$206,326
		206,326
Mexico–0.29%
Petroleos Mexicanos
5.35% 2/12/28	355,000	328,882
6.49% 1/23/27	154,000	150,883
6.50% 3/13/27	190,000	185,888
Trust Fibra Uno
4.87% 1/15/30	200,000	186,962
7.38% 2/13/34	200,000	200,903
		1,053,518
Netherlands–0.13%
μING Groep NV 5.75% 11/16/26	220,000	218,269
Siemens Financieringsmaatschappij NV 1.20% 3/11/26	250,000	242,964
		461,233
Spain–0.05%
μBanco Santander SA 4.75% 11/12/26	200,000	191,719
		191,719
Sweden–0.07%
Skandinaviska Enskilda Banken AB
1.20% 9/9/26	50,000	47,857
μ6.88% 6/30/27	200,000	202,750
		250,607
Switzerland–0.06%
μUBS Group AG 5.13% 7/29/26	200,000	197,047
		197,047
United Kingdom–0.36%
μBarclays PLC 5.09% 2/25/29	200,000	201,418
μHSBC Holdings PLC 4.58% 6/19/29	200,000	198,225
μLloyds Banking Group PLC 7.50% 9/27/25	200,000	200,678
μMacquarie Bank Ltd. 6.13% 3/8/27	245,000	246,298
μNatWest Group PLC 6.00% 12/29/25	200,000	199,679
Rio Tinto Finance USA PLC
5.00% 3/14/32	132,000	132,588
5.75% 3/14/55	132,000	132,219
		1,311,105
United States–8.41%
AbbVie, Inc.
2.95% 11/21/26	130,000	127,253
5.35% 3/15/44	111,000	109,770
5.40% 3/15/54	64,000	62,860
5.60% 3/15/55	40,000	40,482
AGCO Corp. 5.80% 3/21/34	121,000	122,701
Aircastle Ltd. 6.50% 7/18/28	200,000	208,376
Allstate Corp. 5.55% 5/9/35	70,000	71,825
Ally Financial, Inc. 8.00% 11/1/31	266,000	296,404
μAmerican Express Co. 3.55% 9/15/26	190,000	183,489
LVIP American Century Balanced Fund–2

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
American Honda Finance Corp. 4.95% 1/9/26	200,000	$200,597
American International Group, Inc.
4.38% 6/30/50	83,000	68,838
μ5.75% 4/1/48	57,000	56,658
Amgen, Inc. 5.65% 3/2/53	185,000	181,472
AppLovin Corp.
5.38% 12/1/31	135,000	135,685
5.95% 12/1/54	108,000	106,070
Arizona Public Service Co. 5.70% 8/15/34	123,000	125,395
Ashtead Capital, Inc. 5.95% 10/15/33	200,000	202,900
AT&T, Inc.
5.45% 3/1/47	130,000	123,548
6.38% 3/1/41	25,000	26,530
Athene Global Funding 5.53% 7/11/31	120,000	121,721
Atlas Warehouse Lending Co. LP 6.25% 1/15/30	390,000	392,088
μBank of America Corp.
5.47% 1/23/35	220,000	223,203
5.51% 1/24/36	200,000	203,545
Beacon Funding Trust 6.27% 8/15/54	125,000	124,597
Black Hills Corp. 6.00% 1/15/35	83,000	85,907
Blackstone Private Credit Fund
5.95% 7/16/29	35,000	35,378
7.30% 11/27/28	45,000	47,595
Blue Owl Capital Corp.
2.88% 6/11/28	105,000	96,365
5.95% 3/15/29	105,000	105,272
Blue Owl Credit Income Corp. 6.60% 9/15/29	220,000	223,553
Blue Owl Technology Finance Corp. 6.10% 3/15/28	136,000	135,644
Boeing Co. 6.53% 5/1/34	235,000	251,799
Boston Gas Co. 5.84% 1/10/35	52,000	53,323
Boston Properties LP 2.55% 4/1/32	460,000	379,026
BP Capital Markets America, Inc. 3.06% 6/17/41	100,000	73,441
Bristol-Myers Squibb Co.
5.50% 2/22/44	63,000	62,702
5.55% 2/22/54	165,000	162,607
Broadcom, Inc. 5.20% 4/15/32	82,000	83,206
Burlington Northern Santa Fe LLC
5.20% 4/15/54	66,000	62,820
5.50% 3/15/55	195,000	194,266
Cardinal Health, Inc. 5.35% 11/15/34	245,000	245,877
Carnival Corp.
4.00% 8/1/28	235,000	224,825
5.75% 3/15/30	183,000	182,263
μCharles Schwab Corp.
4.00% 6/1/26	293,000	285,598
5.00% 6/1/27	300,000	296,636
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μCharles Schwab Corp. (continued)
5.38% 6/1/25	45,000	$44,840
6.14% 8/24/34	70,000	74,503
Cheniere Energy, Inc. 4.63% 10/15/28	160,000	158,288
Cisco Systems, Inc.
4.75% 2/24/30	161,000	163,571
5.50% 2/24/55	104,000	104,708
μCitigroup, Inc.
3.88% 2/18/26	340,000	332,139
4.00% 12/10/25	177,000	174,250
4.41% 3/31/31	65,000	63,338
5.61% 3/4/56	95,000	92,795
μCitizens Financial Group, Inc. 5.65% 10/6/25	97,000	96,271
CNO Financial Group, Inc. 6.45% 6/15/34	87,000	90,727
Columbia Pipelines Operating Co. LLC 6.04% 11/15/33	150,000	154,869
μComerica, Inc. 5.63% 7/1/25	335,000	332,913
Commonwealth Edison Co. 5.30% 2/1/53	56,000	53,066
Corebridge Financial, Inc.
5.75% 1/15/34	70,000	71,837
μ6.38% 9/15/54	106,000	105,310
Cousins Properties LP 5.38% 2/15/32	175,000	174,277
CRH America Finance, Inc. 5.50% 1/9/35	200,000	202,526
Crown Castle, Inc. 5.20% 9/1/34	95,000	92,987
CVS Health Corp.
5.63% 2/21/53	50,000	45,712
6.00% 6/1/44	170,000	166,088
μ7.00% 3/10/55	98,000	98,773
Dell International LLC/EMC Corp. 5.30% 4/1/32	70,000	70,449
Diamondback Energy, Inc. 6.25% 3/15/33	130,000	137,474
Dominion Energy, Inc. 4.90% 8/1/41	185,000	166,921
Dow Chemical Co. 4.38% 11/15/42	50,000	41,106
DR Horton, Inc. 5.00% 10/15/34	237,000	230,968
Duke Energy Corp.
5.00% 8/15/52	80,000	69,789
5.80% 6/15/54	160,000	156,551
Duke Energy Florida LLC 5.95% 11/15/52	90,000	91,866
Duke Energy Progress LLC
4.15% 12/1/44	175,000	143,462
4.35% 3/6/27	131,000	131,452
5.35% 3/15/53	50,000	47,588
5.55% 3/15/55	85,000	83,144
Duke University 3.30% 10/1/46	110,000	81,515
Duke University Health System, Inc. 3.92% 6/1/47	30,000	23,999
LVIP American Century Balanced Fund–3

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Eastern Energy Gas Holdings LLC 5.65% 10/15/54	63,000	$60,822
Energy Transfer LP
6.13% 12/15/45	140,000	137,665
6.55% 12/1/33	240,000	256,610
EPR Properties
3.75% 8/15/29	45,000	42,188
4.95% 4/15/28	215,000	212,914
Essential Properties LP 2.95% 7/15/31	68,000	58,966
Expand Energy Corp. 6.75% 4/15/29	360,000	364,517
Expedia Group, Inc. 5.40% 2/15/35	157,000	156,363
μFifth Third Bancorp 4.50% 9/30/25	215,000	213,175
Florida Power & Light Co. 4.13% 2/1/42	254,000	214,985
Flowers Foods, Inc. 5.75% 3/15/35	150,000	151,290
Ford Motor Credit Co. LLC
5.85% 5/17/27	200,000	201,049
6.05% 11/5/31	200,000	195,943
7.20% 6/10/30	200,000	207,633
Foundry JV Holdco LLC
5.50% 1/25/31	200,000	203,221
5.90% 1/25/30	130,000	134,651
6.10% 1/25/36	200,000	204,759
6.30% 1/25/39	200,000	207,137
General Motors Financial Co., Inc.
5.60% 6/18/31	120,000	120,010
5.95% 4/4/34	78,000	77,607
Glencore Funding LLC
5.19% 4/1/30	30,000	30,193
5.89% 4/4/54	95,000	92,543
GLP Capital LP/GLP Financing II, Inc. 5.38% 4/15/26	80,000	80,251
μGoldman Sachs Group, Inc.
4.69% 10/23/30	154,000	153,053
5.56% 11/19/45	126,000	122,775
5.85% 4/25/35	111,000	114,718
6.48% 10/24/29	145,000	153,165
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	124,241
GXO Logistics, Inc.
6.25% 5/6/29	180,000	185,751
6.50% 5/6/34	90,000	92,105
HCA, Inc.
5.25% 3/1/30	111,000	112,317
6.20% 3/1/55	54,000	53,614
Hewlett Packard Enterprise Co. 4.85% 10/15/31	118,000	116,780
High Street Funding Trust III 5.81% 2/15/55	70,000	69,025
Home Depot, Inc. 5.30% 6/25/54	104,000	100,449
HPS Corporate Lending Fund
5.45% 1/14/28	65,000	64,778
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
HPS Corporate Lending Fund (continued)
5.95% 4/14/32	110,000	$108,503
Humana, Inc. 5.75% 4/15/54	85,000	78,970
Hyatt Hotels Corp. 5.75% 3/30/32	132,000	132,710
Hyundai Capital America 6.50% 1/16/29	50,000	52,466
Ingersoll Rand, Inc. 5.70% 8/14/33	80,000	82,567
Intel Corp.
3.90% 3/25/30	230,000	219,106
5.15% 2/21/34	115,000	112,936
5.60% 2/21/54	97,000	88,211
5.70% 2/10/53	100,000	91,920
IQVIA, Inc. 6.25% 2/1/29	179,000	186,389
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95% 4/20/35	225,000	231,255
μJPMorgan Chase & Co.
5.29% 7/22/35	93,000	93,372
5.34% 1/23/35	86,000	86,916
5.77% 4/22/35	287,000	298,281
6.09% 10/23/29	329,000	344,465
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	68,211
Keysight Technologies, Inc. 4.95% 10/15/34	103,000	100,856
Kilroy Realty LP
2.50% 11/15/32	115,000	91,183
2.65% 11/15/33	227,000	176,502
Kraft Heinz Foods Co. 5.00% 6/4/42	120,000	109,366
Kyndryl Holdings, Inc.
3.15% 10/15/31	240,000	210,749
4.10% 10/15/41	83,000	64,335
L3Harris Technologies, Inc. 4.85% 4/27/35	120,000	115,855
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29	305,000	290,470
Leland Stanford Junior University 4.68% 3/1/35	225,000	222,733
μLiberty Mutual Group, Inc. 4.13% 12/15/51	125,000	119,685
Lowe's Cos., Inc. 5.63% 4/15/53	130,000	125,490
LXP Industrial Trust 6.75% 11/15/28	70,000	74,024
μM&T Bank Corp. 5.13% 11/1/26	16,000	15,835
Mars, Inc.
3.88% 4/1/39	45,000	38,863
5.20% 3/1/35	212,000	213,061
5.65% 5/1/45	130,000	130,283
5.70% 5/1/55	75,000	74,937
Martin Marietta Materials, Inc. 5.15% 12/1/34	149,000	148,072
LVIP American Century Balanced Fund–4

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	177,000	$179,253
Meritage Homes Corp. 5.65% 3/15/35	102,000	100,357
MetLife, Inc. 6.40% 12/15/66	80,000	81,141
Micron Technology, Inc. 5.80% 1/15/35	245,000	250,880
MidAmerican Energy Co. 5.85% 9/15/54	396,000	406,808
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	442,041	443,946
μMorgan Stanley
5.16% 4/20/29	112,000	113,518
5.52% 11/19/55	65,000	63,498
5.83% 4/19/35	63,000	65,285
6.63% 11/1/34	325,000	354,490
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	156,000	157,438
NextEra Energy Capital Holdings, Inc. 5.30% 3/15/32	117,000	118,903
Nordson Corp. 4.50% 12/15/29	200,000	196,925
Northern Natural Gas Co. 5.63% 2/1/54	65,000	63,659
Northern States Power Co. 5.10% 5/15/53	110,000	101,855
μNorthern Trust Corp. 3.38% 5/8/32	303,000	292,689
Northrop Grumman Corp. 5.15% 5/1/40	78,000	75,698
Novant Health, Inc. 3.17% 11/1/51	85,000	56,149
Occidental Petroleum Corp.
5.38% 1/1/32	110,000	108,361
6.45% 9/15/36	60,000	61,762
OneMain Finance Corp.
7.13% 3/15/26	86,000	87,262
7.50% 5/15/31	73,000	74,284
Oracle Corp.
3.60% 4/1/40	275,000	216,295
5.25% 2/3/32	158,000	160,038
5.50% 9/27/64	95,000	86,120
6.00% 8/3/55	115,000	114,854
Pacific Gas & Electric Co. 4.20% 6/1/41	55,000	43,754
PayPal Holdings, Inc. 5.10% 4/1/35	190,000	188,963
PECO Energy Co. 4.38% 8/15/52	130,000	106,847
Pepperdine University 3.30% 12/1/59	105,000	68,640
Piedmont Operating Partnership LP
3.15% 8/15/30	26,000	22,825
6.88% 7/15/29	33,000	34,277
9.25% 7/20/28	102,000	112,392
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Public Service Electric & Gas Co. 5.50% 3/1/55	155,000	$152,791
μReinsurance Group of America, Inc. 6.65% 9/15/55	51,000	50,217
Royal Caribbean Cruises Ltd. 6.00% 2/1/33	232,000	231,855
μSempra 4.88% 10/15/25	295,000	292,178
Shell Finance U.S., Inc. 4.38% 5/11/45	70,000	59,700
SM Energy Co. 6.75% 9/15/26	108,000	107,951
Sprint Capital Corp. 6.88% 11/15/28	115,000	122,772
μState Street Corp. 5.75% 11/4/26	110,000	110,730
Stellantis Finance U.S., Inc. 6.45% 3/18/35	200,000	198,499
Synopsys, Inc.
5.00% 4/1/32	274,000	274,675
5.70% 4/1/55	107,000	106,242
Tapestry, Inc. 5.50% 3/11/35	180,000	177,859
Tenet Healthcare Corp.
5.13% 11/1/27	57,000	56,165
6.25% 2/1/27	135,000	135,067
μU.S. Bancorp
5.05% 2/12/31	155,000	156,269
5.73% 10/21/26	110,000	110,643
U.S. Cellular Corp. 6.70% 12/15/33	191,000	204,682
Union Electric Co. 5.45% 3/15/53	90,000	86,971
Union Pacific Corp. 3.55% 8/15/39	190,000	157,523
United Rentals North America, Inc. 6.00% 12/15/29	65,000	66,053
UnitedHealth Group, Inc.
5.05% 4/15/53	215,000	194,698
5.50% 7/15/44	174,000	171,400
Universal Health Services, Inc. 5.05% 10/15/34	186,000	176,349
Verizon Communications, Inc. 2.99% 10/30/56	110,000	66,073
VICI Properties LP
5.75% 4/1/34	125,000	125,653
6.13% 4/1/54	47,000	45,812
Vistra Operations Co. LLC 6.00% 4/15/34	61,000	61,644
Voya Financial, Inc. 5.00% 9/20/34	119,000	114,491
Vulcan Materials Co. 5.70% 12/1/54	66,000	64,541
Warnermedia Holdings, Inc.
3.76% 3/15/27	85,000	82,905
4.28% 3/15/32	130,000	114,535
μWells Fargo & Co.
3.90% 3/15/26	450,000	441,034
5.01% 4/4/51	130,000	117,012
5.39% 4/24/34	190,000	191,312
5.56% 7/25/34	85,000	86,494
LVIP American Century Balanced Fund–5

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μZions Bancorp NA 6.82% 11/19/35	250,000	$255,059
		30,637,042
Total Corporate Bonds (Cost $40,574,024)		40,378,772
MUNICIPAL BONDS–0.34%
California State University Series B 2.98% 11/1/51	200,000	134,748
City of Houston 3.96% 3/1/47	25,000	21,318
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	26,724
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	68,939
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	225,000	194,739
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	151,696
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	20,358
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	97,367
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	74,018
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	37,717
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	63,995
State of California
4.60% 4/1/38	120,000	114,816
7.60% 11/1/40	20,000	24,364
Sumter Landing Community Development District (TXBL; Insured AGC)
5.57% 10/1/40	25,000	25,470
5.74% 10/1/45	40,000	40,616
5.82% 10/1/54	70,000	71,148
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	20,221
University of California Series BJ 3.07% 5/15/51	70,000	45,880
Total Municipal Bonds (Cost $1,510,194)		1,234,134
NON-AGENCY ASSET-BACKED SECURITIES–2.68%
•ACREC LLC Series 2023-FL2 A 6.55% (TSFR01M + 2.23%) 2/19/38	177,149	177,780
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	204,182	188,297
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
φBRAVO Residential Funding Trust Series 2024-CES1 A1A 6.38% 4/25/54	214,042	$216,208
•Canyon Capital CLO Ltd.
Series 2017-1A BR 6.16% (TSFR03M + 1.86%) 7/15/30	125,000	124,856
Series 2022-2A A1R 5.49% (TSFR03M + 1.18%) 4/15/38	605,000	599,269
•Carlyle Global Market Strategies CLO Ltd. Series 2013-1A BRR 6.78% (TSFR03M + 2.46%) 8/14/30	225,000	225,220
DI Issuer LLC Series 2021-1A A2 3.72% 9/15/51	598,265	573,522
•Elmwood CLO 24 Ltd. Series 2023-3A BR 6.05% (TSFR03M + 1.60%) 1/17/38	650,000	647,309
•Elmwood CLO 37 Ltd.
Series 2024-13A Class B 5.79% (TSFR03M + 1.50%) 1/17/38	325,000	324,917
Series 2024-13A Class C 5.99% (TSFR03M + 1.70%) 1/17/38	325,000	324,980
Enterprise Fleet Financing LLC Series 2024-1 A2 5.23% 3/20/30	224,952	226,393
•GoldenTree Loan Management U.S. CLO 23 Ltd. Series 2024-23A C 6.08% (TSFR03M + 1.75%) 1/20/39	325,000	325,874
Goodgreen Trust
•Series 2018-1A A 3.93% 10/15/53	58,715	54,564
Series 2020-1A A 2.63% 4/15/55	147,067	122,551
Hotwire Funding LLC Series 2024-1A A2 5.89% 6/20/54	250,000	254,448
•KKR CLO 18 Ltd. Series 18 BR 6.15% (TSFR03M + 1.86%) 7/18/30	200,000	200,329
•KKR CLO 22 Ltd. Series 22A A 5.70% (TSFR03M + 1.41%) 7/20/31	95,985	96,029
•Madison Park Funding LXVIII Ltd. Series 2024-68A Class C 6.10% (TSFR03M + 1.80%) 1/20/38	332,000	332,006
•Madison Park Funding XXIV Ltd. Series 2016-24A AR2 5.41% (TSFR03M + 1.12%) 10/20/29	144,592	144,590
•Magnetite XLI Ltd. Series 2024-41A C 6.09% (TSFR03M + 1.78%) 1/25/38	250,000	250,119
•Mountain View CLO LLC Series 2017-2A B 6.27% (TSFR03M + 1.96%) 1/16/31	175,000	175,015
LVIP American Century Balanced Fund–6

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Neuberger Berman Loan Advisers CLO 42 Ltd. Series 2021-42A BR 6.17% (TSFR03M + 1.40%) 7/16/36	250,000	$248,089
•Oaktree CLO Ltd. Series 2024-28A C 6.23% (TSFR03M + 1.90%) 1/15/38	450,000	442,137
•Octagon Investment Partners XV Ltd. Series 2013-1A BRR 6.05% (TSFR03M + 1.76%) 7/19/30	275,000	274,998
‡•Palmer Square Loan Funding Ltd. Series 2025-1A A2 0.00% (1.20% minus TSFR03M) 2/15/33	250,000	249,453
PK ALIFT Loan Funding 3 LP Series 2024-1 A1 5.84% 9/15/39	260,413	262,903
RCKT Mortgage Trust
•Series 2024-CES1 A1A 6.03% 2/25/44	265,567	267,032
φSeries 2024-CES6 A1A 5.34% 9/25/44	113,569	113,307
SCF Equipment Leasing LLC
Series 2024-1A B 5.56% 4/20/32	125,000	127,433
Series 2024-1A C 5.82% 9/20/32	100,000	102,154
•Shackleton CLO Ltd. Series 2017-11A BR1 6.23% (TSFR03M + 1.91%) 8/15/30	350,000	350,363
Sierra Timeshare Receivables Funding LLC Series 2021-1A C 1.79% 11/20/37	25,886	25,251
•Sixth Street CLO VIII Ltd. Series 2017-8A A2R2 5.94% (TSFR03M + 1.65%) 10/20/34	525,000	524,980
Subway Funding LLC Series 2024-1A A2I 6.03% 7/30/54	485,783	489,274
Switch ABS Issuer LLC Series 2024-2A A2 5.44% 6/25/54	225,000	223,771
•THL Credit Wind River CLO Ltd. Series 2013-2A BR2 6.12% (TSFR03M + 1.83%) 10/18/30	200,000	200,047
•Towd Point Mortgage Trust Series 2024-CES3 A1 6.29% 5/25/64	268,937	271,346
Total Non-Agency Asset-Backed Securities (Cost $9,810,815)		9,756,814
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.68%
ABN AMRO Mortgage Corp. Series 2003-4 A4 5.50% 3/25/33	434	425
Bank5 Series 2024-5YR7 A3 5.77% 6/15/57	518,000	533,415
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•BRAVO Residential Funding Trust
φSeries 2024-NQM2 A1 6.29% 2/25/64	393,134	$396,437
Series 2024-RPL1 A1 3.25% 10/25/63	399,944	361,492
•Chase Home Lending Mortgage Trust
Series 2024-10 A4 6.00% 10/25/55	432,085	435,493
Series 2024-2 A4A 6.00% 2/25/55	152,334	153,412
Series 2024-6 A4 6.00% 5/25/55	267,620	269,417
Series 2024-8 A6A 5.50% 8/25/55	329,608	328,393
Series 2024-9 A4 5.50% 9/25/55	482,266	481,377
Series 2024-9 A6 5.50% 9/25/55	207,548	206,778
CHL Mortgage Pass-Through Trust Series 2005-17 1A11 5.50% 9/25/35	199	195
•Citigroup Mortgage Loan Trust
Series 2024-CMI1 A11 5.50% 6/25/54	662,500	661,224
Series 2025-2 A10 6.00% 2/25/55	400,000	403,073
•CSMC Trust Series 2021-NQM6 A1 1.17% 7/25/66	78,092	66,181
=φEFMT Series 2025-CES2 A1A 5.66% 2/25/60	376,000	375,992
•GCAT Trust
Series 2021-CM2 A1 2.35% 8/25/66	246,331	227,268
Series 2021-NQM1 A3 1.15% 1/25/66	60,930	52,183
Series 2024-INV2 A6 6.00% 6/25/54	202,797	204,163
Series 2024-INV3 A6 5.50% 9/25/54	255,741	255,276
•JP Morgan Mortgage Trust
Series 2020-3 A15 3.50% 8/25/50	49,970	43,922
Series 2024-10 A4 5.50% 3/25/55	406,072	405,348
Series 2024-10 A6 5.50% 3/25/55	306,979	305,902
Series 2024-11 A4 6.00% 4/25/55	627,260	632,331
Series 2024-11 A6 6.00% 4/25/55	273,478	274,808
Series 2024-5 A6 6.00% 11/25/54	363,039	364,097
Series 2024-INV1 A4 6.00% 4/25/55	362,091	364,440
Series 2025-2 A4 6.00% 7/25/55	555,006	559,518
•MFA Trust
Series 2021-INV2 A3 2.26% 11/25/56	183,888	162,697
LVIP American Century Balanced Fund–7

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•MFA Trust (continued)
φSeries 2024-NQM1 A1 6.58% 3/25/69	270,665	$274,374
•OBX Trust
Series 2024-HYB1 A1 3.65% 3/25/53	82,765	80,704
Series 2024-HYB2 A1 3.67% 4/25/53	145,074	141,528
φSeries 2024-NQM7 A1 6.24% 3/25/64	139,093	140,331
•Provident Funding Mortgage Trust
Series 2024-1 A3 5.50% 12/25/54	562,754	561,831
Series 2025-1 A3 5.50% 2/25/55	689,766	688,679
•Rate Mortgage Trust
Series 2024-J1 A7 6.00% 7/25/54	250,330	251,346
Series 2024-J3 A8 5.50% 10/25/54	151,819	151,323
RCKT Mortgage Trust
•Series 2024-CES2 A1A 6.14% 4/25/44	175,826	177,266
•Series 2024-CES3 A1A 6.59% 5/25/44	123,817	125,431
φSeries 2024-CES4 A1A 6.15% 6/25/44	373,293	376,627
•Saluda Grade Alternative Mortgage Trust Series 2024-CES1 A1 6.31% 3/25/54	342,042	344,509
•Sequoia Mortgage Trust
Series 2024-10 A11 5.50% 11/25/54	182,766	182,120
Series 2024-10 A5 5.50% 11/25/54	233,705	233,286
Series 2024-6 A11 6.00% 7/27/54	380,679	381,957
Series 2024-8 A5 5.50% 9/25/54	206,914	206,522
•SoFi Mortgage Trust Series 2016-1A 1A4 3.00% 11/25/46	5,252	4,689
•Towd Point Mortgage Trust Series 2024-1 A1 4.78% 3/25/64	434,831	440,254
•Verus Securitization Trust
Series 2021-R2 A2 1.12% 2/25/64	54,310	49,629
Series 2021-R2 A3 1.23% 2/25/64	65,172	59,505
Total Non-Agency Collateralized Mortgage Obligations (Cost $13,382,018)		13,397,168
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.29%
Aligned Data Centers Issuer LLC Series 2021-1A B 2.48% 8/15/46	226,000	216,290
ARZ Trust Series 2024-BILT A 5.77% 6/11/29	207,000	210,797
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank5 Trust Series 2024-5YR6 A3 6.23% 5/15/57	281,000	$293,339
BBCMS Mortgage Trust Series 2024-5C27 A3 6.01% 7/15/57	138,000	143,461
BX Trust
•Series 2018-GW A 5.42% (TSFR01M + 1.10%) 5/15/35	201,000	200,686
Series 2023-LIFE A 5.05% 2/15/28	438,000	426,773
Capital Automotive REIT Series 2024-2A A1 4.90% 5/15/54	314,167	312,655
CyrusOne Data Centers Issuer I LLC Series 2024-2A A2 4.50% 5/20/49	300,000	288,546
•DBSG Mortgage Trust Series 2024-ALTA A 5.95% 6/10/37	229,000	232,591
Flexential Issuer Series 2021-1A A2 3.25% 11/27/51	414,000	395,056
FS Commercial Mortgage Trust Series 2023-4SZN A 7.07% 11/10/39	310,000	317,710
•MF1 Ltd. Series 2021-FL7 AS 5.88% (TSFR01M + 1.56%) 10/16/36	350,000	345,329
MIRA Trust Series 2023-MILE A 6.75% 6/10/38	314,000	323,702
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 B1 2.41% 10/20/61	500,000	452,205
•Ready Capital Mortgage Financing LLC Series 2023-FL12 A 6.66% (TSFR01M + 2.34%) 5/25/38	60,087	60,012
•SWCH Commercial Mortgage Trust Series 2025-DATA A 5.76% (TSFR01M + 1.44%) 3/15/42	490,000	484,491
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,731,901)		4,703,643
ΔSOVEREIGN BONDS–0.18%
Chile–0.02%
Chile Government International Bonds 5.33% 1/5/54	70,000	65,373
		65,373
Panama–0.06%
Panama Government International Bonds 6.88% 1/31/36	230,000	221,042
		221,042
LVIP American Century Balanced Fund–8

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Saudi Arabia–0.10%
Saudi Government International Bonds 5.38% 1/13/31	350,000	$358,540
		358,540
Total Sovereign Bonds (Cost $639,305)		644,955
U.S. TREASURY OBLIGATIONS–7.25%
U.S. Treasury Bonds
1.25% 5/15/50	600,000	297,914
1.88% 2/15/41	400,000	280,625
2.50% 2/15/45	1,900,000	1,369,855
3.00% 5/15/42	200,000	162,883
3.00% 5/15/45	600,000	470,625
3.00% 11/15/45	500,000	390,293
3.25% 5/15/42	800,000	675,969
3.38% 8/15/42	400,000	342,922
3.50% 2/15/39	500,000	455,898
4.00% 11/15/42	200,000	186,570
4.13% 8/15/44	600,000	562,125
4.38% 8/15/43	400,000	389,813
4.63% 2/15/40	400,000	408,500
4.63% 11/15/44	400,000	400,500
4.75% 11/15/43	1,800,000	1,838,883
U.S. Treasury Notes
0.63% 5/15/30	1,500,000	1,269,082
3.88% 12/31/27	2,800,000	2,799,344
4.00% 12/15/27	1,200,000	1,203,516
4.00% 2/28/30	3,200,000	3,207,250
4.13% 7/31/28	1,200,000	1,208,484
4.13% 11/30/29	700,000	705,414
4.13% 8/31/30	900,000	905,766
4.13% 11/30/31	500,000	501,582
4.25% 1/15/28	2,100,000	2,119,687
4.63% 2/15/35	1,300,000	1,343,062
4.88% 10/31/30	2,800,000	2,920,750
Total U.S. Treasury Obligations (Cost $26,363,324)		26,417,312

	Number of Shares
COMMON STOCK–57.87%
Air Freight & Logistics–0.22%
FedEx Corp.	3,279	799,355
		799,355
Automobiles–0.75%
†Tesla, Inc.	10,602	2,747,614
		2,747,614
Banks–2.22%
Bank of America Corp.	55,809	2,328,910
JPMorgan Chase & Co.	15,615	3,830,359
Regions Financial Corp.	89,243	1,939,250
		8,098,519
Beverages–0.55%
PepsiCo, Inc.	13,396	2,008,596
		2,008,596
	Number of Shares	Value (U.S. $)
Biotechnology–0.98%
AbbVie, Inc.	11,412	$2,391,042
†Vertex Pharmaceuticals, Inc.	2,435	1,180,537
		3,571,579
Broadline Retail–2.17%
†Amazon.com, Inc.	41,496	7,895,029
		7,895,029
Building Products–0.68%
Johnson Controls International PLC	31,032	2,485,973
		2,485,973
Capital Markets–2.86%
Ameriprise Financial, Inc.	3,035	1,469,274
Blackrock, Inc.	1,498	1,417,827
Intercontinental Exchange, Inc.	7,292	1,257,870
KKR & Co., Inc.	10,070	1,164,193
Morgan Stanley	21,755	2,538,156
S&P Global, Inc.	5,046	2,563,872
		10,411,192
Chemicals–1.14%
Ecolab, Inc.	6,424	1,628,612
Linde PLC	5,412	2,520,044
		4,148,656
Commercial Services & Supplies–0.21%
†Copart, Inc.	13,742	777,660
		777,660
Communications Equipment–0.79%
†Arista Networks, Inc.	12,310	953,779
Motorola Solutions, Inc.	4,415	1,932,931
		2,886,710
Consumer Finance–0.43%
American Express Co.	5,824	1,566,947
		1,566,947
Consumer Staples Distribution & Retail–0.95%
Costco Wholesale Corp.	1,803	1,705,241
Sysco Corp.	23,372	1,753,835
		3,459,076
Containers & Packaging–0.25%
Ball Corp.	17,167	893,886
		893,886
Distributors–0.28%
LKQ Corp.	23,936	1,018,237
		1,018,237
Diversified Telecommunication Services–0.45%
Verizon Communications, Inc.	36,021	1,633,913
		1,633,913
Electric Utilities–0.93%
NextEra Energy, Inc.	47,713	3,382,375
		3,382,375
Electrical Equipment–0.59%
Eaton Corp. PLC	5,763	1,566,556
GE Vernova, Inc.	1,886	575,758
		2,142,314
LVIP American Century Balanced Fund–9

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
Electronic Equipment, Instruments & Components–0.25%
CDW Corp.	5,606	$898,418
		898,418
Energy Equipment & Services–0.67%
Schlumberger NV	58,434	2,442,541
		2,442,541
Entertainment–0.46%
†Liberty Media Corp.-Liberty Formula One Class C	4,451	400,634
†Netflix, Inc.	1,386	1,292,487
		1,693,121
Financial Services–2.32%
†Block, Inc.	10,723	582,581
†Fiserv, Inc.	6,289	1,388,800
Mastercard, Inc. Class A	7,909	4,335,081
Visa, Inc. Class A	6,159	2,158,483
		8,464,945
Ground Transportation–0.91%
†Saia, Inc.	849	296,666
†Uber Technologies, Inc.	16,348	1,191,115
Union Pacific Corp.	7,764	1,834,168
		3,321,949
Health Care Equipment & Supplies–0.77%
†IDEXX Laboratories, Inc.	2,944	1,236,333
†Intuitive Surgical, Inc.	3,145	1,557,624
		2,793,957
Health Care Providers & Services–1.66%
Cigna Group	5,945	1,955,905
UnitedHealth Group, Inc.	7,821	4,096,249
		6,052,154
Hotels, Restaurants & Leisure–1.23%
†Airbnb, Inc. Class A	3,559	425,158
Booking Holdings, Inc.	261	1,202,403
†Chipotle Mexican Grill, Inc.	26,243	1,317,661
Hilton Worldwide Holdings, Inc.	6,683	1,520,717
		4,465,939
Household Products–1.45%
Church & Dwight Co., Inc.	12,363	1,361,042
Colgate-Palmolive Co.	9,701	908,984
Procter & Gamble Co.	17,586	2,997,006
		5,267,032
Industrial Conglomerates–0.43%
Honeywell International, Inc.	7,323	1,550,645
		1,550,645
Industrial Reits–0.65%
Prologis, Inc.	21,033	2,351,279
		2,351,279
Insurance–1.23%
Marsh & McLennan Cos., Inc.	5,724	1,396,828
MetLife, Inc.	21,906	1,758,833
Progressive Corp.	4,734	1,339,769
		4,495,430
	Number of Shares	Value (U.S. $)
Interactive Media & Services–3.69%
Alphabet, Inc. Class A	51,173	$7,913,393
Meta Platforms, Inc. Class A	9,576	5,519,223
		13,432,616
IT Services–1.36%
Accenture PLC Class A	6,874	2,144,963
International Business Machines Corp.	9,278	2,307,068
†MongoDB, Inc.	2,828	496,031
		4,948,062
Leisure Products–0.17%
†YETI Holdings, Inc.	18,791	621,982
		621,982
Life Sciences Tools & Services–1.27%
Agilent Technologies, Inc.	6,977	816,170
Danaher Corp.	10,677	2,188,785
Thermo Fisher Scientific, Inc.	3,257	1,620,683
		4,625,638
Machinery–1.67%
Cummins, Inc.	5,671	1,777,518
Deere & Co.	2,476	1,162,111
Parker-Hannifin Corp.	2,353	1,430,271
Xylem, Inc.	14,230	1,699,916
		6,069,816
Oil, Gas & Consumable Fuels–0.97%
Cheniere Energy, Inc.	7,290	1,686,906
ConocoPhillips	11,001	1,155,325
EOG Resources, Inc.	5,538	710,193
		3,552,424
Pharmaceuticals–2.05%
Bristol-Myers Squibb Co.	13,166	802,994
Eli Lilly & Co.	3,682	3,041,001
Merck & Co., Inc.	11,826	1,061,502
Novo Nordisk AS Class B	12,923	883,653
Zoetis, Inc.	10,139	1,669,386
		7,458,536
Semiconductors & Semiconductor Equipment–5.43%
Analog Devices, Inc.	11,498	2,318,802
Applied Materials, Inc.	5,303	769,571
†ARM Holdings PLC ADR	3,406	363,727
ASML Holding NV	1,730	1,144,867
Broadcom, Inc.	26,344	4,410,776
NVIDIA Corp.	99,246	10,756,282
		19,764,025
Software–6.41%
†Cadence Design Systems, Inc.	8,619	2,192,070
†Crowdstrike Holdings, Inc. Class A	2,499	881,097
†Dynatrace, Inc.	17,431	821,872
Microsoft Corp.	43,227	16,226,984
Salesforce, Inc.	4,198	1,126,575
†ServiceNow, Inc.	867	690,253
†Workday, Inc. Class A	6,073	1,418,228
		23,357,079
LVIP American Century Balanced Fund–10

LVIP American Century Balanced Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
Specialized Reits–0.66%
Equinix, Inc.	2,949	$2,404,467
		2,404,467
Specialty Retail–2.22%
†CarMax, Inc.	8,749	681,722
Home Depot, Inc.	9,255	3,391,865
TJX Cos., Inc.	19,894	2,423,089
Tractor Supply Co.	29,069	1,601,702
		8,098,378
Technology Hardware, Storage & Peripherals–2.91%
Apple, Inc.	47,722	10,600,488
		10,600,488
Textiles, Apparel & Luxury Goods–0.13%
†Deckers Outdoor Corp.	4,224	472,285
		472,285
Trading Companies & Distributors–0.45%
Ferguson Enterprises, Inc.	4,664	747,313
United Rentals, Inc.	1,423	891,794
		1,639,107
Total Common Stock (Cost $140,760,843)		210,769,944
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS–1.48%
Invesco Senior Loan ETF	70,075	$1,450,553
iShares Core S&P 500 ETF	5,747	3,229,239
SPDR Blackstone Senior Loan ETF	17,462	718,212
Total Exchange-Traded Funds (Cost $5,523,491)		5,398,004
MONEY MARKET FUND–1.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	5,946,885	5,946,885
Total Money Market Fund (Cost $5,946,885)		5,946,885

TOTAL INVESTMENTS–101.94% (Cost $303,001,923)	371,300,301
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.94%)	(7,074,230)
NET ASSETS APPLICABLE TO 44,932,311 SHARES OUTSTANDING –100.00%	$364,226,071

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.
‡Rate is less than 0.01%.
=The value of this security was determined using significant unobservable inputs.
†Non-income producing.
LVIP American Century Balanced Fund–11

LVIP American Century Balanced Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(247,228)	USD	269,009	6/27/25	$354	$—
GSI	EUR	(247,228)	USD	269,033	6/27/25	378	—
GSI	EUR	44,115	USD	(47,965)	6/27/25	—	(27)
MSC	EUR	(247,228)	USD	268,998	6/27/25	343	—
UBS	DKK	(5,808,630)	USD	849,174	6/27/25	2,427	—
UBS	DKK	318,552	USD	(46,340)	6/27/25	97	—
UBS	DKK	210,903	USD	(30,756)	6/27/25	—	(12)
UBS	EUR	(247,228)	USD	268,933	6/27/25	278	—
UBS	EUR	24,852	USD	(26,965)	6/27/25	41	—
Total Foreign Currency Exchange Contracts						$3,918	$(39)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
32	Australia 10 yr Bonds	$2,252,652	$2,231,319	6/16/25	$21,333	$—
38	U.S. Treasury 10 yr Notes	4,226,313	4,207,996	6/18/25	18,317	—
30	U.S. Treasury 10 yr Ultra Notes	3,423,750	3,395,059	6/18/25	28,691	—
1	U.S. Treasury 5 yr Notes	108,156	107,720	6/30/25	436	—
5	U.S. Treasury Bonds	586,406	588,822	6/18/25	—	(2,416)
(52)	U.S. Treasury Note	(10,772,938)	(10,753,358)	6/30/25	—	(19,580)
32	U.S. Treasury Ultra Bonds	3,912,000	3,944,562	6/18/25	—	(32,562)
Total Futures Contracts					$68,777	$(54,558)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CLO–Collateralized Loan Obligation
DKK–Danish Krone
ETF–Exchange-Traded Fund
EUR–Euro
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S&P–Standard & Poor’s
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
TBA–To be announced
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
USD–United States Dollar
yr–Year
LVIP American Century Balanced Fund–12